REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Total Revenues from External Customers by Geographical Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,377,508	$ 2,181,294	$ 1,921,150
Americas, principally the US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,986,634	1,802,192	1,566,807
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	244,523	245,198	236,122
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,508	4,484	3,839
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 142,843	$ 129,420	$ 114,382